Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid (CAP), as defined in Item 402(v), and performance.

Year (a)	Summary Compensation Table Total for Principal Executive Officer (PEO) (b)[1]	Compensation Actually Paid to PEO [2,3] (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[1] (d)	Average Compensation Actually Paid to Non-PEO NEOs [2,3] (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)[5] (h)	Operating Income (millions)[6] (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return[4] (g)
2022	$7,888,489	$11,227,698	$1,375,137	$1,771,361	$103	$112	$133.0	$187.3
2021	$9,897,900	$6,603,590	$1,668,578	$1,305,876	$90	$149	$93.1	$132.1
2020	$7,454,445	$5,431,868	$1,465,583	$1,135,176	$89	$116	$28.7	$33.7

(1)	The PEO listed for 2020, 2021, and 2022 is Patrick S. Williams. The Non-PEO remaining NEOs for 2021 and 2022 are Ian P. Cleminson, Philip J. Boon, Ian M. McRobbie, and David B. Jones. The Non-PEO remaining NEOs for 2020 are Ian P. Cleminson, and Philip J. Boon, and Brian R. Watt, and Ian M. McRobbie.

(2)	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:

Principal Executive Officer

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Total Equity Award Adjustments
2022	($3,945,358)	$4,172,162	$1,999,803	$1,112,602	$3,339,209
2021	($6,171,172)	$5,944,128	($3,072,986)	$5,720	($3,294,311)
2020	($3,097,570)	$2,975,283	($1,884,299)	($15,991)	($2,022,577)

Average Non-PEO NEOs

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Total Equity Award Adjustments
2022	($465,180)	$492,576	$255,114	$113,713	$396,224
2021	($809,693)	$762,365	($315,627)	$1,087	($361,868)
2020	($339,074)	$328,593	($231,736)	($71,038)	($313,254)

(a)The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

(3)	The following adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation for each year to determine CAP:

	Reported Values Deducted		Calculated Values Added
Year	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
2022	$0	$0	$0	$0
2021	$0	$834	$0	$0
2020	$0	$17,154	$0	$0
(4)	Represents the cumulative TSR for the S&P Composite 1500 Specialty Chemicals Index, as disclosed by Innospec for the purposes of Item 201(e) of Regulation S-K.
(5)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year (GAAP Net Income).
(6)	The Company believes Operating Income is the financial performance measure most closely linked to the calculation of CAP. Operating Income is defined in the Compensation Discussion and Analysis.

Named Executive Officers, Footnote [Text Block]

(1)	The PEO listed for 2020, 2021, and 2022 is Patrick S. Williams. The Non-PEO remaining NEOs for 2021 and 2022 are Ian P. Cleminson, Philip J. Boon, Ian M. McRobbie, and David B. Jones. The Non-PEO remaining NEOs for 2020 are Ian P. Cleminson, and Philip J. Boon, and Brian R. Watt, and Ian M. McRobbie.

PEO Total Compensation Amount		$ 7,888,489	$ 9,897,900	$ 7,454,445
PEO Actually Paid Compensation Amount	[1]	$ 11,227,698	6,603,590	5,431,868
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:

Principal Executive Officer

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Total Equity Award Adjustments
2022	($3,945,358)	$4,172,162	$1,999,803	$1,112,602	$3,339,209
2021	($6,171,172)	$5,944,128	($3,072,986)	$5,720	($3,294,311)
2020	($3,097,570)	$2,975,283	($1,884,299)	($15,991)	($2,022,577)

Average Non-PEO NEOs

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Total Equity Award Adjustments
2022	($465,180)	$492,576	$255,114	$113,713	$396,224
2021	($809,693)	$762,365	($315,627)	$1,087	($361,868)
2020	($339,074)	$328,593	($231,736)	($71,038)	($313,254)

Non-PEO NEO Average Total Compensation Amount		$ 1,375,137	1,668,578	1,465,583
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 1,771,361	1,305,876	1,135,176
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	The following adjustments relating to equity awards were made to total compensation for each year to determine CAP:

Principal Executive Officer

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Total Equity Award Adjustments
2022	($3,945,358)	$4,172,162	$1,999,803	$1,112,602	$3,339,209
2021	($6,171,172)	$5,944,128	($3,072,986)	$5,720	($3,294,311)
2020	($3,097,570)	$2,975,283	($1,884,299)	($15,991)	($2,022,577)

Average Non-PEO NEOs

Year	Value of Equity Awards Disclosed in the Summary Compensation Table	Year End Value of Equity Awards Granted During the Covered Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Value of Awards Granted in Prior Years Vesting During the Covered Year	Total Equity Award Adjustments
2022	($465,180)	$492,576	$255,114	$113,713	$396,224
2021	($809,693)	$762,365	($315,627)	$1,087	($361,868)
2020	($339,074)	$328,593	($231,736)	($71,038)	($313,254)

(a)The valuation methodologies used to calculate fair values for each measurement date do not materially differ from those used at the time of grant of each respective award.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Analysis of the Information Presented in the Pay versus Performance Table

The graphics below depict the relationship between CAP and Company TSR, S&P Composite 1500 Specialty Chemicals Index TSR (referred to as the “peer group TSR” for purposes of 402(v)), and financial performance.

Total Shareholder Return Amount		$ 103	90	89
Peer Group Total Shareholder Return Amount	[2]	112	149	116
Net Income (Loss)	[2]	$ 133,000,000.0	$ 93,100,000	$ 28,700,000
PEO Name		Patrick S. Williams	Patrick S. Williams	Patrick S. Williams
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Stock Price
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,339,209	$ (3,294,311)	$ (2,022,577)
PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,945,358)	(6,171,172)	(3,097,570)
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,172,162	5,944,128	2,975,283
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,999,803	(3,072,986)	(1,884,299)
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,112,602	5,720	(15,991)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		396,224	(361,868)	(313,254)
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(465,180)	(809,693)	(339,074)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		492,576	762,365	328,593
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		255,114	(315,627)	(231,736)
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 113,713	$ 1,087	$ (71,038)

[1]	The following adjustments relating to defined benefit and pension plans (as applicable) were made to total compensation for each year to determine CAP:
[2]	Represents the cumulative TSR for the S&P Composite 1500 Specialty Chemicals Index, as disclosed by Innospec for the purposes of Item 201(e) of Regulation S-K.